Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Consensus Cloud Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40750
Entity Tax Identification Number	87-1139414
Entity Address, Address Line One	700 S. Flower Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	323
Local Phone Number	860-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001866633
Amendment Flag	false